Stockholders' Equity - Pre-Funded Series D Warrant Exercises - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 21, 2018
Stockholders Equity Note [Line Items]
Warrants exercised	7,898,853	4,574,529	246
Pre-Funded Series D Warrants [Member]
Stockholders Equity Note [Line Items]
Warrants exercised		3.7
Pre-Funded Series D Warrants [Member] | Maximum [Member]
Stockholders Equity Note [Line Items]
Maximum offering and selling of stock and securities that entity make to raise capital				$ 100.0